Long-term debt	12 Months Ended
Dec. 31, 2011
Long-term debt/Lines of credit [Abstract]
Long-term debt

14. Long-term debt

The long-term debt consists of the following:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Eurobond, carrying amount	695,618	674,835
Loan headquarter building[1]	33,795	35,225
Other	6,955	-

Long-term debt	736,368	710,060
Less: current portion of long-term debt	2,587	1,429

Non-current portion of long-term debt	733,781	708,631

1	This loan relates to the Company’s Variable Interest Entity, see Note 11.

The Company’s obligations to make principal repayments under the Eurobond and other borrowing arrangements as of December 31, 2011, for the next five years and thereafter and excluding interest expense, are as follows:

(in thousands)	EUR

2012	2,587
2013	2,481
2014	2,379
2015	2,379
2016	2,379
Thereafter	628,545

Long-term debt	640,750
Less: current portion of long-term debt	2,587

Non-current portion of long-term debt	638,163

Eurobond

The following table summarizes the carrying amount of the Company’s outstanding Eurobond, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobond:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Eurobond
Principal amount	600,000	600,000
Fair value interest rate swaps[1]	95,618	74,835

Carrying amount	695,618	674,835

1	The fair value of the interest rate swaps excludes accrued interest.

In June 2007, ASML completed an offering of EUR 600.0 million principal amount of its Eurobond, with 5.75 percent interest payable annually on June 13. The notes are redeemable at the option of ASML, in whole or in part, at any time by paying a make whole premium, and unless previously redeemed, will be redeemed at 100 percent of their principal amount on June 13, 2017.

The Eurobond serves as a hedged item in a fair value hedge relationship in which ASML hedges the variability of changes in the fair value of the Company’s Eurobond due to changes in market interest rates. The fair value changes of the interest rate swaps are recorded on the balance sheet under derivative financial instruments (within other current and non-current assets). Therefore, the carrying amount is only adjusted for fair value changes in interest rate swaps. The following table summarizes the estimated fair value of the Eurobond:

As of December 31 (in thousands)	Principal Amount EUR	2011 Carrying Amount EUR	Fair Value[1] EUR	Principal Amount EUR	2010 Carrying Amount EUR	Fair Value[1] EUR

Eurobond	600,000	695,618	640,500	600,000	674,835	631,452

1	Source: Bloomberg Finance LP

The fair value of the Company’s Eurobond is estimated based on quoted market prices as of December 31, 2011. The fair value of the Eurobond is higher than the principal amount as a result of lower market interest rates.